Net cash outflows due to business combination (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Orange Life Insurance Co., Ltd.
Net cash outflows due to business combination [Line Items]
Consideration transferred in cash	₩ 2,298,900
Acquired cash and cash equivalents	(154,754)
Net cash outflows	2,144,146
Asia Trust Co., Ltd.
Net cash outflows due to business combination [Line Items]
Consideration transferred in cash	193,400
Acquired cash and cash equivalents	(18,647)
Net cash outflows	174,753
Shinhan Vietnam Finance Company Limited
Net cash outflows due to business combination [Line Items]
Consideration transferred in cash	170,194
Acquired cash and cash equivalents	(12,271)
Net cash outflows	₩ 157,923